Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity risk management is an integral part of our overall security management practices. Over the years, we have developed a set of internal rules and processes for handling cybersecurity threats and incidents and facilitate coordination across different functions and business units within our company. These rules and processes cover, among other things, steps for assessing the severity of a cybersecurity threat, identifying its source, implementing protective measures, and keeping the management informed of material cybersecurity threats and incidents. Depending on our needs, we either collaborate with third-party security experts for risk assessment and system enhancements or rely on our in-house teams for these critical assessments.

In 2025, we did not identify any cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition. However, despite our efforts, we cannot eliminate all risks from cybersecurity threats, or provide assurances that we have not experienced an undetected cybersecurity incident. For more information about these risks, please see “Item 3. Key Information—3.D. Risk Factors—Risks Relating to Doing Business in China—The business of us and the consolidated VIE is subject to complex and evolving PRC laws and regulations regarding data privacy and cybersecurity. Failure to protect confidential information of our users, business partners and network against security breaches could damage our reputation and brand and substantially harm the business and results of operations of us and the consolidated VIE” of this annual report.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	we have developed a set of internal rules and processes for handling cybersecurity threats and incidents and facilitate coordination across different functions and business units within our company. These rules and processes cover, among other things, steps for assessing the severity of a cybersecurity threat, identifying its source, implementing protective measures, and keeping the management informed of material cybersecurity threats and incidents. Depending on our needs, we either collaborate with third-party security experts for risk assessment and system enhancements or rely on our in-house teams for these critical assessments.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Role of Management [Text Block]

Our senior executive officers oversee a specialized internal cybersecurity team responsible for the oversight of risks from cybersecurity threats. This team plays a crucial role in managing our cybersecurity efforts, including identifying and assessing risks, and developing strategies to address and lessen these risks. Members of this team regularly receive detailed reports from the personnel focused on cybersecurity to guide their decisions in preventing, detecting, and managing security incidents. Our cybersecurity team and personnel are highly skilled in information systems security and management, and many of them are experienced information systems security professionals and information security managers with years of experience. Our internal security team has over eight years of experience in the field of security and has worked at top-tier security companies in China. Similarly, the security personnel from the third-party team also come from leading security teams in China, possessing professional skills and extensive security expertise. Our dedicated cybersecurity personnel regularly update our cybersecurity team, and management on our overall cybersecurity practices, material cybersecurity risks and mitigation strategies, and provide cybersecurity reports annually that cover, among other topics, developments in cybersecurity and updates to our cybersecurity practices and mitigation strategies.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	senior executive officers
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our cybersecurity team and personnel are highly skilled in information systems security and management, and many of them are experienced information systems security professionals and information security managers with years of experience.Our internal security team has over eight years of experience in the field of security and has worked at top-tier security companies in China. Similarly, the security personnel from the third-party team also come from leading security teams in China, possessing professional skills and extensive security expertise.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Members of this team regularly receive detailed reports from the personnel focused on cybersecurity to guide their decisions in preventing, detecting, and managing security incidents. Our cybersecurity team and personnel are highly skilled in information systems security and management, and many of them are experienced information systems security professionals and information security managers with years of experience. Our internal security team has over eight years of experience in the field of security and has worked at top-tier security companies in China. Similarly, the security personnel from the third-party team also come from leading security teams in China, possessing professional skills and extensive security expertise. Our dedicated cybersecurity personnel regularly update our cybersecurity team, and management on our overall cybersecurity practices, material cybersecurity risks and mitigation strategies, and provide cybersecurity reports annually that cover, among other topics, developments in cybersecurity and updates to our cybersecurity practices and mitigation strategies.